Borrowings (Details3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
BORROWINGS [Abstract]
March 31, 2014	$ 69
March 31, 2015	69
March 31, 2016	69
March 31, 2017	69
March 31, 2018	69
March 31, 2019 and thereafter	290,237
Total Borrowings	$ 290,582